Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Profit (Loss) before income taxes	$ (6,058)	(36,679)	93,815	59,616
Income tax (expense) benefit computed at applicable tax rates (25%)	1,515	9,170	(23,454)	(14,904)
Non-deductible expenses	(559)	(3,385)	(1,969)	(2,161)
Taxable income	0	0	0	(1,178)
Research and development expenses	1,132	6,850	4,313	2,982
Effect of tax holidays	1,732	10,487	0	827
Preferential rate	439	2,655	7,245	371
Current and deferred tax rate differences	1,972	11,938	1,804	1,331
International rate differences	(5,960)	(36,080)	(15,716)	(1,020)
Tax exempted income	(150)	(905)	2,635	0
Unrecognized tax benefits	(1,110)	(6,719)	(641)	(856)
Deferred tax expense	(1,302)	(7,882)	(3,695)	0
Change in valuation allowance	194	1,172	(5,263)	(32)
Prior year provision to return true up	392	2,375	(1,418)	963
Income tax benefit	$ (1,705)	(10,324)	(36,159)	(13,677)